Oct. 31, 2021

The Fund may invest in one or more of the following registered investment companies sponsored by the Eaton Vance organization: Eaton Vance Floating Rate Portfolio, Senior Debt Portfolio and Short Duration Inflation-Protected Income Portfolio (each, a “Portfolio”). Each Portfolio is described in “Further Information about the Portfolios” in the Fund Prospectus. The Fund’s portfolio managers, taking market and other factors into consideration, determine the percentage of the Fund’s assets to be invested in each Portfolio. The portfolio managers may sell a security when the investment adviser’s valuation target is reached, the fundamentals of the company change or to pursue more attractive investment options.  The portfolio managers may also consider financially material environmental, social and governance factors in evaluating an issuer.  These considerations may be taken into account alongside other fundamental research in the investment selection process.